Shareholder Report, Holdings (Details) - American Customer Satisfaction ETF	Mar. 31, 2025
Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%